ONEROUS CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2024
ONEROUS CONTRACTS
Schedule of onerous contracts

	Balance in		Balance in
	2023	Net reversals	2024
Generation
Jirau Energia	938,635	(311,574)	627,061
Omega	58,548	(11,700)	46,848
BTG	20,284	(20,284)	—
Companhia Energética Sinop	18,732	(8,205)	10,527
Enerpeixe	16,453	(16,453)	—
CPFL Energia	6,571	(6,571)	—
Empresa de Energia São Manoel	5,223	(5,223)	—
Alpek	2,546	(2,546)	—
Pedra	4,136	(4,136)	—
	1,071,128	(386,692)	684,436

Current Liabilities	120,660		62,711
Non-Current Liabilities	950,468		621,725
	1,071,128		684,436